Income Taxes - Deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryover		$ 7,910
Start-up/organization costs	$ (2,507,405)	(1,093,044)
Total deferred tax assets	(2,507,405)	(1,085,134)
Valuation allowance	$ 2,507,405	$ 1,085,134